Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Securities
Amortized cost	$ 6,485
Held to maturity		$ 9,094
Loans
Consumer instalment and other personal	63,225	61,944
Credit cards	8,329	8,071
Business and government	194,456	175,067
Loans gross of allowance for loan losses	385,630	360,340
Deposits	522,051	479,792
Securitization and structured entities' liabilities	25,051	23,054
Subordinated debt	6,782	5,029
Fair Value [Member]
Securities
Amortized cost	6,288
Held to maturity		9,096
Not Carried At Fair Value [Member] | At carrying value [member]
Securities
Amortized cost	6,485
Held to maturity		9,094
Loans
Residential mortgages	119,544	115,165
Consumer instalment and other personal	62,687	61,465
Credit cards	8,099	7,828
Business and government	192,225	174,084
Loans gross of allowance for loan losses	382,555	358,542
Deposits	506,742	466,118
Securitization and structured entities' liabilities	25,051	23,054
Subordinated debt	6,782	5,029
Not Carried At Fair Value [Member] | Fair Value [Member]
Securities
Amortized cost	6,288
Held to maturity		9,096
Loans
Residential mortgages	118,609	114,821
Consumer instalment and other personal	62,618	61,470
Credit cards	8,099	7,828
Business and government	191,989	174,105
Loans gross of allowance for loan losses	381,315	358,224
Deposits	506,581	466,441
Securitization and structured entities' liabilities	24,838	23,148
Subordinated debt	6,834	5,255
Not Carried At Fair Value [Member] | Fair Value [Member] | Valued using quoted market prices [member]
Securities
Amortized cost	429
Held to maturity		2,522
Not Carried At Fair Value [Member] | Fair Value [Member] | Valued using models (with observable inputs) [member]
Securities
Amortized cost	5,795
Held to maturity		6,574
Loans
Residential mortgages	118,609	114,821
Consumer instalment and other personal	62,618	61,470
Credit cards	8,099	7,828
Business and government	191,989	174,105
Loans gross of allowance for loan losses	381,315	358,224
Deposits	506,581	466,441
Securitization and structured entities' liabilities	24,838	23,148
Subordinated debt	6,834	$ 5,255
Not Carried At Fair Value [Member] | Fair Value [Member] | Valued using models (without observable inputs) [member]
Securities
Amortized cost	$ 64